Annual Total Returns[BarChart] - NVIT Investor Destinations Aggressive Fund - Class II Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.93%)	15.90%	27.25%	4.99%	(1.00%)	9.47%	18.43%	(8.85%)	23.73%	12.82%